UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2007
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Farley Capital L.P.
           --------------------------------------------------
Address:   780 Third Avenue, 31st Floor
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen L. Farley
           --------------------------------------------------
Title:     General Partner
           --------------------------------------------------
Phone:     (212) 421-8741
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Stephen L. Farley         New York, New York         5/15/07
     ------------------------   ------------------------   -------------

     Stephen L. Farley previously filed this 13F Holdings Report. Instead, Farley Capital L.P. will now file the 13F Holdings Report and Stephen L. Farley will file a 13F Notice.



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   1
                                               -------------

Form 13F Information Table Entry Total:             24
                                               -------------

Form 13F Information Table Value Total:          $696,912
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number    Name

1.     028-10425               Stephen L. Farley


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                                                  Form 13F INFORMATION TABLE


           COLUMN 1                COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ ---------------- ---------- ---------- --------- --- ---- ---------- -------- ---------------------
                                                              VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ ---------------- ---------- ---------- --------- --- ---- ---------- -------- --------- ------ ----
............................... ................ .......... .......... ......... ... .... .......... ........ ......... ...... ....
BEACON ROOFING SUPPLY INC      COM              073685109     34,733  2,146,650 SH          SOLE       1     2,146,650     0    0
............................... ................ .......... .......... ......... ... .... .......... ........ ......... ...... ....
BED BATH & BEYOND INC          COM              075896100     13,674    340,396 SH          SOLE       1       340,396     0    0
............................... ................ .......... .......... ......... ... .... .......... ........ ......... ...... ....
BERKSHIRE HATHAWAY INC DEL     CL A             084670108        327          3 SH          SOLE       1             3     0    0
............................... ................ .......... .......... ......... ... .... .......... ........ ......... ...... ....
BROWN & BROWN INC              COM              115236101      4,788    177,000 SH          SOLE       1       177,000     0    0
............................... ................ .......... .......... ......... ... .... .......... ........ ......... ...... ....
CARMAX INC                     COM              143130102     85,722  3,493,156 SH          SOLE       1     3,493,156     0    0
............................... ................ .......... .......... ......... ... .... .......... ........ ......... ...... ....
CROWN CASTLE INTL CORP         COM              228227104        675     21,000 SH          SOLE       1        21,000     0    0
............................... ................ .......... .......... ......... ... .... .......... ........ ......... ...... ....
DOVER MOTORSPORTS INC          COM              260174107         57     10,870 SH          SOLE       1        10,870     0    0
............................... ................ .......... .......... ......... ... .... .......... ........ ......... ...... ....
ECHOSTAR COMMUNICATIONS NEW    CL A             278762109     60,626  1,395,950 SH          SOLE       1     1,395,950     0    0
............................... ................ .......... .......... ......... ... .... .......... ........ ......... ...... ....
FASTENAL CO                    COM              311900104     48,470  1,382,878 SH          SOLE       1     1,382,878     0    0
............................... ................ .......... .......... ......... ... .... .......... ........ ......... ...... ....
FOX CHASE BANCORP              COM              35137P106        202     15,000 SH          SOLE       1        15,000     0    0
............................... ................ .......... .......... ......... ... .... .......... ........ ......... ...... ....
FRANKLIN ELEC INC              COM              353514102      2,790     60,000 SH          SOLE       1        60,000     0    0
............................... ................ .......... .......... ......... ... .... .......... ........ ......... ...... ....
INTERNATIONAL SPEEDWAY CORP    CL A             460335201      2,252     43,567 SH          SOLE       1        43,567     0    0
............................... ................ .......... .......... ......... ... .... .......... ........ ......... ...... ....
INVESTORS BANCORP INC          COM              46146P102        247     17,100 SH          SOLE       1        17,100     0    0
............................... ................ .......... .......... ......... ... .... .......... ........ ......... ...... ....
MARTIN MARIETTA MATLS INC      COM              573284106    214,049  1,583,199 SH          SOLE       1     1,583,199     0    0
............................... ................ .......... .......... ......... ... .... .......... ........ ......... ...... ....
MOHAWK INDS INC                COM              608190104     79,597    970,100 SH          SOLE       1       970,100     0    0
............................... ................ .......... .......... ......... ... .... .......... ........ ......... ...... ....
MOODYS CORP                    COM              615369105      5,027     81,000 SH          SOLE       1        81,000     0    0
............................... ................ .......... .......... ......... ... .... .......... ........ ......... ...... ....
NEWPORT BANCORP INC            COM              651754103        413     30,000 SH          SOLE       1        30,000     0    0
............................... ................ .......... .......... ......... ... .... .......... ........ ......... ...... ....
NORTHERN TR CORP               COM              665859104     14,614    243,000 SH          SOLE       1       243,000     0    0
............................... ................ .......... .......... ......... ... .... .......... ........ ......... ...... ....
O REILLY AUTOMOTIVE INC        COM              686091109     22,016    665,150 SH          SOLE       1       665,150     0    0
............................... ................ .......... .......... ......... ... .... .......... ........ ......... ...... ....
ORITANI FINL CORP              COM              686323106        397     26,448 SH          SOLE       1        26,448     0    0
............................... ................ .......... .......... ......... ... .... .......... ........ ......... ...... ....
OUTDOOR CHANNEL HLDGS INC      COM NEW          690027206     12,727  1,245,277 SH          SOLE       1     1,245,277     0    0
............................... ................ .......... .......... ......... ... .... .......... ........ ......... ...... ....
POOL CORPORATION               COM              73278L105      1,647     46,000 SH          SOLE       1        46,000     0    0
............................... ................ .......... .......... ......... ... .... .......... ........ ......... ...... ....
PROGRESSIVE CORP OHIO          COM              743315103        857     39,263 SH          SOLE       1        39,263     0    0
............................... ................ .......... .......... ......... ... .... .......... ........ ......... ...... ....
WALGREEN CO                    COM              931422109     91,005  1,983,117 SH          SOLE       1     1,983,117     0    0
............................... ................ .......... .......... ......... ... .... .......... ........ ......... ...... ....

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